Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest Transactions	Parties-in-Interest Transactions
Certain Plan investments are time deposits held with Banco Popular de Puerto Rico. Banco Popular de Puerto Rico is the trustee as defined by the Plan; therefore, these transactions qualify as party-in-interest transactions. Certain Plan investments include ordinary shares of Linde plc, the Company’s parent company; therefore, these transactions, and associated dividend income, qualify as party-in-interest transactions. Notes receivable from participants also qualify as party-in-interest transactions.
As of December 31, 2025, the Plan held 10,421 ordinary shares of Linde stock, with a total fair value of $4,443,410. As of December 31, 2024, the Plan held 12,842 ordinary shares of Linde stock, with a total fair value of $5,376,560. For the year ended December 31, 2025, the Plan purchased and sold $268,404 and $1,443,250 of the Company’s stock, respectively. During 2025, the Plan received dividend income on Company stock totaling $146,790. Transactions involving the Company’s stock qualify as party-in-interest transactions under the provisions of ERISA.